Note 16 - Stock Options and Stock-based Employee Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 16 – Stock-Based Compensation

We recognize expense in our interim unaudited condensed consolidated financial statements related to all stock-based awards granted to employees and non-employee directors based on their fair value on the grant date. Compensation expense related to stock options is calculated using the Black-Scholes option-pricing model and is recognized ratably over the vesting period. While individual grants may vary, option awards generally have a 10-year term, are exercisable upon vesting, and vest with respect to one-twelfth of the total number of shares subject to the options on a quarterly basis (every three months) or vest with respect to one-third of the total number of shares subject to the options on an annual basis (every twelve months). Compensation expense related to restricted stock unit, or RSU, awards is also recognized ratably over the vesting period. While individual awards may vary, RSUs generally vest with respect to one-third of the total number of shares subject to the RSUs on an annual basis (every twelve months).

A summary of activity under our long-term incentive plans is presented below:

(in whole numbers)
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2025	290	$77,533.16
Forfeited or expired	(3)	58,374.86
Outstanding at June 30, 2025	287	$77,742.72	7.4

Vested and exercisable at June 30, 2025	142	$155,795.47	6.7

Vested and expected to vest at June 30, 2025	272	$78,185.50	7.4

During the six months ended June 30, 2025, there were no RSUs granted or forfeited. As of June 30, 2025, there were 154 RSU shares outstanding with a weighted-average grant date fair value of $1,895.03.

The table below summarizes the total stock-based compensation expense included in the interim unaudited condensed consolidated statements of operations for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2025	2024	2025	2024

Research and development	$12	$31	$35	$82
General and administrative	20	66	69	266
Total	$31	$97	$104	$348

The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing formula. Expected volatilities are based upon the historical volatility of our common stock and other factors. We also use historical data and other factors to estimate option exercises, employee terminations and forfeiture rates. The risk-free interest rates are based upon the U.S. Treasury yield curve in effect at the time of the grant. No options or RSUs were granted during the six months ended June 30, 2025 or 2024.

Note 16 – Stock Options and Stock-based Employee Compensation

Long-term Incentive Plans

On November 23, 2020, our Board of Directors adopted our 2020 Plan, which was subsequently approved on December 24, 2020 by written consent of our majority stockholders and became effective on January 20, 2021, or the Effective Date. On the Effective Date, the 2020 Plan replaced our 2011 long-term incentive plan, or the 2011 Plan, and the 2020 Plan became our primary plan for providing equity-based compensation to our eligible employees, consultants, and non-employee directors. Awards under the 2020 Plan may include stock options, stock appreciation rights, or SARs, restricted stock awards, or RSAs, restricted stock units, or RSUs, other performance and stock-based awards, and dividend equivalents.

On August 15, 2023, at the Annual Meeting of Stockholders, our stockholders approved an amendment and restatement of the 2020 Plan to increase the authorized shares under the existing 2020 Plan by 717 shares and to remove the 2020 Plan’s evergreen provision.

As of December 31, 2024, there was a de minimis number of shares of our common stock authorized under the 2020 Plan, and a de minimis number of shares remained available for issuance as of December 31, 2024.

An administrative committee, currently the Compensation Committee of the Board of Directors, or Committee delegates, may determine the types, the number of shares covered by, and the terms and conditions of, such awards. Eligible participants may include any of our employees, directors, advisors or consultants.

Stock options and RSUs outstanding and available for future issuance are as follows:

	December 31,
(in whole numbers)	2024	2023

Stock Options and RSUs Outstanding
2020 Plan	414	437
2011 Plan	30	32
Non-Plan	-	2
Total Outstanding	444	472

Available for Future Grants under the 2020 Plan	17	376

No SARs, RSAs, other performance and stock-based awards, or dividend equivalents have been granted under the 2020 Plan. Although individual grants may vary, option awards generally have a 10-year term, are exercisable upon vesting, and vest with respect to one-twelfth of the total number of shares subject to the options on a quarterly basis (every three months) or vest with respect to one-third of the total number of shares subject to the options on an annual basis (every twelve months). Non-Plan stock options outstanding are in connection with the hiring of certain executive officers and other employees for whom inducement grants were awarded in accordance with Nasdaq Listing Rule 5635(c)(4). The inducement grants vest in a series of three successive, equal installments beginning with the first anniversary of the grant date and have a 10-year term. Although individual awards may vary, RSUs generally vest with respect to one-third of the total number of shares subject to the RSUs on an annual basis (every twelve months).

A summary of activity under our long-term incentive plans is presented below:

(in whole numbers)
Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)

Outstanding at January 1, 2024	310	$78,604.26
Forfeited or expired	(20)	94,208.28
Outstanding at December 31, 2024	290	$77,533.16	7.9

Vested and exercisable at December 31, 2024	145	$154,334.93	7.1

Vested and expected to vest at December 31, 2024	290	$77,533.16	7.9

(in whole numbers)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2024	165	$2,603.71
Vested	(3)	45,600.69
Cancelled	(8)	1,193.50
Outstanding at December 31, 2024	154	$1,895.03

Based upon application of the Black-Scholes option-pricing formula described below, the weighted-average grant-date fair value of options granted during the year ended December 31, 2023 $927.81.  The weighted-average grant-date fair value of RSUs granted during the year ended December 31, 2023 $1,089.00. No options or RSUs were granted during the year ended December 31, 2024. The total intrinsic value of options outstanding, vested, and exercisable as of December 31, 2024 are each $0.

Stock-Based Compensation

We recognized stock-based compensation expense in accordance with ASC Topic 718 of $0.5 million and $1.3 million, respectively, for the years ended December 31, 2024 and 2023.

Stock-based compensation expense was classified as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Research and development	$143	$383
General and administrative	312	895
Total	$455	$1,278

The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing formula that uses assumptions noted in the following table. Expected volatilities are based upon the historical volatility of our common stock and other factors. We also use historical data and other factors to estimate option exercises, employee terminations and forfeiture rates. The risk-free interest rates are based upon the U.S. Treasury yield curve in effect at the time of the grant. No options were granted during the year ended December 31, 2024.

Year Ended December 31,
2023

Weighted average expected volatility	112%
Weighted average expected term	6.0
Weighted average risk-free interest rate	4.33%
Expected dividends	-

The total fair value of the underlying shares of the options vested during 2024 and 2023 is $1.0 million and $2.8 million, respectively. As of December 31, 2024, there was $0.2 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2020 Plan. That cost is expected to be recognized over a weighted-average vesting period of 1.6 years.